Credit risk management - Collateral held (Details)	Sep. 30, 2023	Sep. 30, 2022
Performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	89.10%	88.90%
Performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.50%	4.50%
Performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.40%	6.60%
Performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Personal loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	10.00%	10.00%
Performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	16.40%	24.00%
Performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	73.60%	66.00%
Performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	66.10%	66.00%
Performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	15.20%	14.60%
Performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	18.70%	19.40%
Non-performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	78.20%	73.70%
Non-performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	13.00%	14.70%
Non-performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	8.80%	11.60%
Non-performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	93.90%	93.20%
Non-performing loans | Housing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.10%	6.80%
Non-performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	33.90%	42.70%
Non-performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	66.10%	57.30%
Non-performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	55.30%	54.10%
Non-performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	23.90%	22.70%
Non-performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	20.80%	23.20%
Parent Entity | Performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	89.40%	89.20%
Parent Entity | Performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.50%	4.30%
Parent Entity | Performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.10%	6.50%
Parent Entity | Performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Personal loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	10.90%	10.80%
Parent Entity | Performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	18.00%	25.90%
Parent Entity | Performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	71.10%	63.30%
Parent Entity | Performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	66.30%	65.90%
Parent Entity | Performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	15.30%	14.40%
Parent Entity | Performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	18.40%	19.70%
Parent Entity | Non-performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	78.90%	74.80%
Parent Entity | Non-performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	12.70%	14.50%
Parent Entity | Non-performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	8.40%	10.70%
Parent Entity | Non-performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	93.90%	93.20%
Parent Entity | Non-performing loans | Housing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.10%	6.80%
Parent Entity | Non-performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	35.60%	44.40%
Parent Entity | Non-performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	64.40%	55.60%
Parent Entity | Non-performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	56.80%	56.70%
Parent Entity | Non-performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	23.30%	22.20%
Parent Entity | Non-performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	19.90%	21.10%